Contract balances (Details 2) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Statements [Line Items]
Balance as at April 1	₨ 5,137,360	₨ 4,296,441
Revenue recognised that was included in deferred revenue at the beginning of the year	₨ (2,141,581)	₨ (1,183,207)